UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Number			Number
of Shares		Value	of Shares			Value

	COMMON STOCKS - 95.0%				Technology - 13.4%
			47,319		Cognizant Technology Solutions Corp. - Class A*	$3,470,375
	Basic Materials - 7.4%		63,527		eBay, Inc.*	2,050,016
31,405	Buckeye Technologies, Inc.	$847,307	50,266		Intel Corp.	1,113,895
54,597	LyondellBasell Industries NV - Class A - f	2,103,076	53,710		Microsoft Corp.	1,396,460
141,311	Solutia, Inc.*	3,228,956	94,699		NCR Corp.*	1,788,864
		6,179,339	133,245		TriQuint Semiconductor, Inc.*	1,357,767
						11,177,377
	Communications - 11.4%
56,941	Amdocs Ltd.* - f	1,730,437			TOTAL COMMON STOCKS (Cost $60,272,042)	79,286,073
34,664	Harris Corp.	1,561,960
28,130	Liberty Media-Starz Corp. - Class A*	2,116,501			SHORT TERM INVESTMENT - 0.1%
43,392	NII Holdings, Inc.*	1,838,953	Principal
29,235	Time Warner Cable, Inc. - Class A	2,281,499	Amount		Variable Rate Demand Note** - 0.1%
		9,529,350	$50,000		American Family, 0.10%	50,000

	Consumer Cyclical - 16.3%				TOTAL SHORT TERM INVESTMENT (Cost $50,000)	50,000
60,312	Ascent Media Corp. - Class A*	3,194,727
6,118	AutoZone, Inc.*	1,803,892			Total Investments (Cost $60,322,042) - 95.1%	79,336,073
57,462	Coach, Inc.	3,673,546
35,740	Dollar Tree, Inc.*	2,380,999			Other Assets and Liabilities, Net - 4.9%	4,122,488
59,905	Express, Inc.	1,305,929
103,505	Pier 1 Imports, Inc.*	1,197,553			TOTAL NET ASSETS - 100.0%	$83,458,561
		13,556,646
			*	-	Non-income producing security.
	Consumer Non Cyclical - 6.4%		**	-	Rate in effect as of June 30, 2011.
26,994	Alliance Data Systems Corp.*	2,539,326	ADR	-	American Depository Receipt.
31,586	Covidien PLC - f	1,681,323	f	-	Foreign security.
36,002	Rent-A-Center, Inc.	1,100,221
		5,320,870

	Energy - 9.2%
47,024	Energy Partners Ltd.*	696,425
29,971	Ensco PLC - ADR - f	1,597,454
104,799	Rosetta Resources, Inc.*	5,401,340
		7,695,219

	Financial - 7.0%
97,355	Janus Capital Group, Inc.	919,031
37,150	Loews Corp.	1,563,644
2,926	Markel Corp.*	1,161,066
26,166	Portfolio Recovery Associates, Inc.*	2,218,615
		5,862,356

	Industrial - 23.9%
57,961	Aecom Technology Corp.*	1,584,654
42,721	Atlas Air Worldwide Holdings, Inc.*	2,542,327
33,473	Canadian Pacific Railway Ltd. - f	2,086,037
72,692	EMCOR Group, Inc.*	2,130,603
49,461	EnerSys*	1,702,448
66,858	KBR, Inc.	2,519,878
93,877	Titan International, Inc.	2,277,456
34,666	Tyco International Ltd. - f	1,713,540
49,348	WABCO Holdings, Inc.*	3,407,973
		19,964,916

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

                                                                                                                          Kirr, Marbach
Partners Value Fund

Cost of investments                                                                                         $60,322,042
Gross unrealized appreciation                                                                          19,993,595
Gross unrealized depreciation                                                                              (979,564)
Net unrealized appreciation / (depreciation)                                                $19,014,031

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2011, the fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 79,286,073	$ -	$ -	$ 79,286,073
Short-Term Investments	-	50,000	-	50,000
Total Investments	$ 79,286,073	$ 50,000	$ -	$ 79,336,073

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                                 Mark Foster, President

Date August 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark Foster
                                                    Mark Foster, President

Date August 15, 2011

By (Signature and Title)* /s/ Mickey Kim
                                                   Mickey Kim, Treasurer

Date August 15, 2011